CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - PARENT COMPANY CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
PARENT COMPANY CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
General administrative expense and others	$ (5,816,130)	$ (2,645,605)	$ (1,554,833)
NET INCOME ATTRIBUTABLE TO HEXINDAI'S SHAREHOLDERS	65,481,973	8,570,864	3,538,407
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	6,028,143	(1,080,036)	(482,083)
COMPREHENSIVE INCOME ATTRIBUTABLE TO HEXINDAI'S SHAREHOLDERS	71,405,954	7,490,828	3,056,324
Parent Company
PARENT COMPANY CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
Equity in earnings of subsidiaries VIE and VIEs' subsidiaries	68,117,762	8,570,978	3,538,407
General administrative expense and others	(2,607,137)	(114)
NET INCOME ATTRIBUTABLE TO HEXINDAI'S SHAREHOLDERS	65,510,625	8,570,864	3,538,407
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	6,028,143	(1,080,036)	(482,083)
COMPREHENSIVE INCOME ATTRIBUTABLE TO HEXINDAI'S SHAREHOLDERS	$ 71,538,768	$ 7,490,828	$ 3,056,324